Segment Information	12 Months Ended
Dec. 31, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
Segment information

10. Segment information

Revenue recognized from continuing operations has arisen entirely within the UK (2021 and 2020: all UK).

The following table presents the Group’s non-current assets by geographic location.

	At December 31 2022 £’000	At December 31 2021 £’000
Non-current assets
UK	262,541	496,245
EU	1,855	48,446

Total	264,396	544,691